LEASES - Maturities of operating lease liabilities (Details) $ in Thousands	Jun. 30, 2020 USD ($)
LEASES
2020 (remainder of the year)	$ 4,348
2021	7,421
2022	7,366
2023	6,810
2024 and on	3,617
Total lease payments	29,562
Less - imputed interest	(1,371)
Present value of lease liabilities	28,191
Sublease rental payments receivable	1,997
Approximate Amount of Lien by Lessor	$ 5,000